Interest and Finance Costs, net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Interest and Finance Costs, net [Abstract]
Interest expense	$ 7,937	$ 8,724	$ 15,665	$ 17,571
Less: Interest capitalized	(719)	(660)	(1,347)	(1,192)
Interest expense, net	7,218	8,064	14,318	16,379
Interest swap cash settlements non-hedging	1,134	918	1,134	2,180
Bunkers swap cash settlements	1,634	(28)	4,617	(42)
Amortization of loan fees	286	282	580	596
Bank charges	32	86	70	160
Finance project costs expensed	402	0	1,261	0
Amortization of deferred loss on termination of financial instruments	0	0	0	154
Change in fair value of non-hedging financial instruments	(2,766)	(752)	(5,553)	(1,332)
Net total	$ 7,940	$ 8,570	$ 16,427	$ 18,095